SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 4	$ 113	$ 758	$ 7,927
Cash	$ 16,890	$ 545	$ 6,426	$ 8,466